Unaudited Condensed Consolidated Statements of Changes in Shareholders' (Deficit)/Equity (Parentheticals) - USD ($) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Statement of Stockholders' Equity [Abstract]
Issuance of common stock upon the reverse recapitalization	$ 42.8	$ 42.8